Employment Agreements (Details Narrative) - USD ($)			9 Months Ended
	Oct. 02, 2020	Sep. 14, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			2,893,842
Chief Technology Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Salary per month	$ 12,000
Performance bonus	$ 10,000
Chief Technology Officer [Member] | Two Thousand Eighteen Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		500,000
Chief Technology Officer [Member] | Two Thousand Eighteen Plan [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		100,000
Chief Technology Officer [Member] | Two Thousand Eighteen Plan [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		500,000